Schedule of contractual maturities of financial liabilities (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	$ 71,778	$ 79,505	$ 106,560	$ 87,572
Year 2	1,903		1,638	1,432
Year 3		696	2,462	1,001
Year 4			1,212	851
Year 5 and over
Total	73,681	80,201	115,096	92,424
Long-Term Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	24,836	31,575	42,651	42,505
Year 2	1,903
Year 3		696	940
Year 4
Year 5 and over
Total	26,739	32,271	43,591	42,505
Convertible Debentures [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	1,145	2,230	3,012	1,239
Year 2
Year 3
Year 4
Year 5 and over
Total	1,145	2,230	3,012	1,239
Due To Related Parties [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	82
Year 2
Year 3
Year 4
Year 5 and over
Total	82
Short-Term Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	4,077	3,715
Year 2
Year 3
Year 4
Year 5 and over
Total	4,077	3,715
Trade and Other Payables [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	41,638	41,697	53,893	38,933
Year 2
Year 3
Year 4
Year 5 and over
Total	$ 41,638	41,697	$ 53,893	$ 38,933
Due From Related Parties [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1		288
Year 2
Year 3
Year 4
Year 5 and over
Total		$ 288